UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

Infinity Core Alternative Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Semi-Annual Report

For the Six Months Ended September 30, 2022

(Unaudited)

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)

For the Six Months Ended September 30, 2022
(Unaudited)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a prospectus for the Fund.  Please read it carefully before investing.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)
Schedule of Investments

September 30, 2022 (Unaudited)

	Redemptions	Redemption	Investment			Original
Investment Funds (100.40%)	Permitted	Notice Period	Strategy	Cost	Fair Value	Acquisition Date
Anchorage Capital Partners, L.P., Series K [a,b]	Annually [d]	90 Days	Event driven credit	$2,305,539	$3,179,311	3/1/2015
Atlas Enhanced Fund, L.P. [a,b]	Monthly	45 Days	Multi-strategy	7,071,679	10,927,402	5/1/2014
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	Quarterly	75 Days	Multi-strategy	5,790,187	13,063,126	10/1/2013
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	10,234,979	17,449,966	10/1/2013
King Street Capital, L.P. [a,b]	Quarterly [c]	65 Days	Global long/short credit and event-driven	8,845,047	10,487,989	10/1/2013
Millennium USA LP, Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	11,734,685	17,187,332	10/1/2013
Point72 Capital, L.P., Class A-n [a,b]	Quarterly [c]	45 Days	Multi-strategy	12,975,763	19,352,175	1/1/2019
Schonfeld Strategic Partners Offshore Fund Ltd., Class B [a,b]	Quarterly [d]	45 Days	Multi-strategy	10,900,000	12,627,794	5/1/2020
Voloridge Fund, LP [a,b]	Monthly	30 Days	Quantitative Equities and Futures	5,400,000	6,042,363	12/1/2020
Total Investment Funds (cost $75,257,879) (100.40%)					110,317,458

Total Investments (cost $75,257,879) (100.40%)					$110,317,458
Liabilities less other assets (-0.40%)					(442,071)
Shareholders' Equity - 100.00%					$109,875,387

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

INVESTMENT STRATEGIES OF INVESTMENT FUND HOLDINGS AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS

Investment strategies as a percentage of total investment funds are as follows:

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

September 30, 2022 (Unaudited)

Assets
Investments, at fair value (cost $75,257,879)	$110,317,458
Cash	930,790
Investments in Investment Funds paid in advance	4,275,000
Other assets	53,286
Total Assets	115,576,534

Liabilities
Line of credit payable	3,340,000
Payable for fund shares repurchased	1,262,307
Proceeds from sale of shares received in advance	925,000
Due to Investment Manager	86,769
Professional fees payable	50,290
Commitment fee payable	19,580
Accounting and administration fees payable	9,301
Insurance fees payable	2,811
Custody fees payable	2,075
Interest expense payable	1,448
Other fees payable	1,566
Total Liabilities	5,701,147

Shareholders' Equity	109,875,387

Shareholders' Equity consists of:
Shareholders' Equity paid-in capital	$98,141,675
Total distributable earnings	11,733,712

Total Shareholders' Equity	$109,875,387

Number of Shares Outstanding	939,454

Shareholders' Equity per Share	$116.96

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income
Interest	$52
Total Investment Income	52

Expenses
Investment management fee	647,073
Professional fees	112,528
Accounting and administration fees	53,195
Line of credit fees	33,126
Trustees' fees	32,192
Interest expense	21,867
Registration fees	14,973
Chief Compliance Officer fees	13,800
Insurance fees	6,167
Custody fees	3,784
Other expenses	30,343
Total Operating Expenses	969,048

Expense Waivers	(143,138)

Net Expenses	825,910

Net Investment Loss	(825,858)

Realized and Unrealized Gain on Investments
Net realized gain from investments	234,436
Net change in unrealized appreciation/depreciation on investments	4,250,239

Net Realized and Unrealized Gain on Investments	4,484,675

Net Increase in Shareholders' Equity from Operations	$3,658,817

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statements of Changes in Shareholders' Equity

	For the
	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
Operations
Net investment loss	$(825,858)	$(1,455,636)
Net realized gain on investments	234,436	5,452,437
Net change in unrealized appreciation/depreciation on investments	4,250,239	6,724,120
Net change in shareholders' equity from operations	3,658,817	10,720,921

Distributions to Shareholders
Distributions	-	(7,115,235)
Net change in shareholders' equity from distributions to shareholders	-	(7,115,235)

Capital Share Transactions
Sale of fund shares	13,333,500	11,607,500
Reinvested distributions	-	6,383,139
Fund shares repurchased	(1,786,938)	(9,341,001)
Net change in shareholders' equity from capital transactions	11,546,562	8,649,638

Total Increase (Decrease)	15,205,379	12,255,324

Shareholders' Equity
Beginning of period	94,670,008	82,414,684
End of period	$109,875,387	$94,670,008

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2022

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$3,658,817
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized gain from investments	(234,436)
Net change in unrealized appreciation/depreciation on investments	(4,250,239)
Purchases of Investment Funds	(11,675,000)
Proceeds from Investment Funds sold	2,709,242
Changes in operating assets and liabilities:
Increase in other assets	(47,056)
Increase in due to Investment Manager	17,317
Decrease in professional fees payable	(12,375)
Increase in accounting and administration fees payable	596
Increase in custody fees payable	575
Increase in insurance fees payable	704
Increase in commitment fees payable	10,482
Decrease in interest expense payable	(6,849)
Increase in other fees payable	1,566
Net Cash Used in Operating Activities	(9,826,656)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of fund shares, including sale of fund shares received in advance	12,598,500
Payments for fund shares repurchased	(4,765,921)
Draw on line of credit	11,940,000
Repayments on line of credit	(10,700,000)
Net Cash Provided by Financing Activities	9,072,579

Net change in cash	(754,077)

Cash at beginning of period	1,684,867

Cash at end of period	$930,790

Supplemental disclosure of interest expense paid	$28,716

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Highlights

	For the
	Six Months Ended
Per share operating performance.	Septermber 30, 2022		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
For a capital share outstanding throughout each period.	(Unaudited)		March 31, 2022		March 31, 2021		March 31, 2020		March 31, 2019		March 31, 2018
Shareholders' Equity, Beginning of Period	$112.93		$108.52		$100.84		$105.22		$107.18		$104.65
Income from investment operations:
Net investment loss (1)	(0.93)		(1.83)		(1.80)		(1.74)		(1.74)		(1.71)
Net realized and unrealized gain/(loss) on investments	4.96		15.14		20.53		3.99		2.57		4.78
Total from investment operations:	4.03		13.31		18.73		2.25		0.83		3.07

Distributions to shareholders
From net investment income	-		(6.63)		(8.19)		(4.11)		-		-
From net realized gains	-		(2.27)		(2.86)		(2.52)		(2.79)		(0.54)
Net change in shareholders' equity due to distributions to shareholders	-		(8.90)		(11.05)		(6.63)		(2.79)		(0.54)

Shareholders' Equity, End of Period	$116.96		$112.93		$108.52		$100.84		$105.22		$107.18

Total Return (2)	3.56	%(6)	12.54%		18.83%		2.01%		0.82%		2.94%

Shareholders' Equity, end of period (in thousands)	$109,875		$94,670		$82,415		$71,015		$79,212		$88,376

Net investment loss to average shareholders' equity	(1.61	)%(7)	(1.64)%		(1.68)%		(1.64)%		(1.63)%		(1.63)%
Ratio of gross expenses to average shareholders' equity (3)	1.89	%(7)	1.99%		1.98%		1.91%		1.85%		1.77%
Ratio of expense waiver to average shareholders' equity	(0.28	)%(7)	(0.35)%		(0.30)%		(0.27)%		(0.22)%		(0.14)%
Ratio of net expenses to average shareholders' equity	1.61	%(4)(7)	1.64	%(4)	1.68	%(4)	1.64	%(4)	1.63	%(4)	1.63	%(4)

Portfolio Turnover	0.88	%(6)	12.99%		16.78%		3.30%		15.98%		18.17%

Senior Securities
Total borrowings (000's omitted)	$3,340		$2,100		$3,655		$2,510		$-		$6,300
Asset coverage per $1,000 unit of senior indebtedness (5)	$33,897		$46,081		$23,548		$29,293		$-		$15,028

(1)	Based on average shares outstanding for the period.
(2)	Total Return based on shareholders' equity is the combination of changes in shareholders' equity and reinvested dividend income in shareholders' equity, if any. Total Return does not reflect the impact of any applicable sales charges.
(3)	Represents the ratio of expenses to average shareholders' equity absent fee waivers and/or expense reimbursement by the Advisers.
(4)	The Fund's operating expenses include fees and interest expense associated with the Line of Credit, which are excluded from the Expense Limitation calculation. If the interest expense associated with the Line of Credit was excluded from operating expenses, the net expense ratio would be 1.50%.
(5)	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these Financial Statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited)

1.    ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered under the Securities and Exchange Act of 1933, as amended. First Trust Capital Management L.P. (formerly known as Vivaldi Asset Management, LLC) serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946.

a. Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value. In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds, such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Generally, the fair value of an Investment Fund is its net asset value. In the event that the Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect fair market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month-end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Advisers and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term (generally within the next calendar quarter for Investment Funds), etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term” (these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days).

Investments in affiliated and private investment funds valued at the net asset value as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy. Investment Funds with a fair value of $110,317,458 are excluded from the fair value hierarchy as of September 30, 2022.

As of September 30, 2022, the Fund does not hold any investments that are required to be included in the fair value hierarchy.

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes. The investment objective of quantitative futures and equities investing seek to exploit trading opportunities in equity and global futures markets while seeking to achieve near zero correlation to markets over the long-term using quantitative analysis and/or systematic-based trading systems.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0.0% to 3.0% of average net asset value of the Fund’s investment annually and incentive allocations typically ranging between 20.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

As of September 30, 2022, the Fund has no outstanding investment commitments.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Transactions

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, trustees’ fees, and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the fiscal year ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. At September 30, 2022, the tax years ended October 31, 2019, October 31, 2020, October 31, 2021 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The amount and timing of distributions are determined in accordance with federal income tax regulations. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships and passive foreign investment companies adjustments. These reclassifications have no effect on Shareholders’ Equity or Shareholders’ Equity per Share. For the tax year ended October 31, 2021 the following amounts were reclassified:

Shareholder’s Equity paid-in capital	$-
Total distributable earnings	-

At March 31, 2022, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$8,127,947
Gross unrealized depreciation	(5,024,421)
Net unrealized appreciation	$3,103,526
Cost of investments	$96,238,667

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$227,037
Undistributed long-term capital gains	1,316,592
Tax accumulated earnings	1,543,629
Accumulated capital and other losses	-
Unrealized appreciation	2,809,176
Other differences	-
Distributable net earnings	$4,352,805

The tax character of distributions paid during the tax years ended October 31, 2021 and 2020 was as follows:

Distributions paid from:	2021	2020
Ordinary income	$7,614,195	$4,522,579
Net long-term capital gains	-	86,011
Total taxable distributions	7,614,195	4,608,590
Non-taxable distributions	-	174,806
Total distributions paid	$7,614,195	$4,783,396

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Shareholders’ Equity from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, commitment or non-use fees related to the Fund’s line of credit, and any acquired fund fees and expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver, and (ii) the expense limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until July 31, 2023, and unless terminated, will automatically renew for consecutive one-year terms thereafter. Each of the Fund, the Investment Manager or the Sub-Adviser may terminate the Expense Limitation and Reimbursement Agreement upon thirty days’ written notice to the other parties. For the six months ended September 30, 2022, the Advisers waived fees and reimbursed expenses of $143,138. Also, for the six months ended September 30, 2022, the Investment Manager is owed by the Fund an Investment Management Fee of $86,679 as disclosed in the Due to Investment Manager balance on the Statement of Assets, Liabilities and Shareholders’ Equity. At September 30, 2022, $208,486 is subject to recoupment through March 31, 2023, $227,940 is subject to recoupment through March 31, 2024, $308,696 is subject to recoupment through March 31, 2025, and 143,138 is subject to recoupment through March 31, 2026.

UMB Fund Services, Inc (“UMBFS”) acts as the Fund’s platform manager pursuant to a Platform Manager Agreement with the Fund. UMBFS does not receive a fee pursuant to the Platform Manager Agreement.

First Trust Portfolios L.P, an affiliate of the Investment Manager, acts as distributor to the Fund; UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Prior to the close of business on November 1, 2021, Foreside Fund Services, LLC acted as distributor to the Fund.

A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees or officers affiliated with the Fund’s administrator. For the six months September 30, 2022, the Fund’s allocated fees incurred for directors are reported on the Statement of Operations.

Vigilant Compliance Services, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2022 were $13,800.

4. RELATED PARTY TRANSACTIONS

At September 30, 2022, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $3,009,222 (or 2.74% of Shareholders’ Equity) of the Fund.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average Shareholders’ Equity, subject to certain minimums. UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the purchase and sale of investments, excluding short-term investments and U.S. Government securities were $7,400,000 and $909,410, respectively.

7. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2021	759,430.303
Shares issued	103,686.743
Shares reinvested	58,485.778
Shares redeemed	(83,309.407)
Shares outstanding, March 31, 2022	838,293.417
Shares issued	116,515.342
Shares redeemed	(15,355.030)
Shares outstanding, September 30, 2022	939,453.729

8. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Prior to the December 31, 2022 tender offer, repurchase offers were ordinarily limited to approximately 25% of the Shares outstanding. Repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

9. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $8,000,000, which is secured by certain interests in Investment Funds. A fee of 115 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 195 basis points (5.19% at September 30, 2022). Collateral for the Facility is held by the Custodian. The line of credit is secured by a portfolio of hedge funds. Interest and fees incurred for the six months ended September 30, 2022 are disclosed in the accompanying Statement of Operations. At September 30, 2022, the Fund had $3,340,000 payable on the Facility and a $1,448 interest payable balance on the borrowings.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2022 (unaudited) (continued)

9. CREDIT FACILITY (continued)

For the six months ended September 30, 2022, the average interest rate, the average daily loan balance and the maximum balance outstanding for the 91 days the Fund had outstanding borrowings under the Facility was 3.67%, $2,999,670 and $4,750,000, respectively. The Fund is subject to certain loan covenants, the most restrictive covenant being the maintenance of a loan to value ratio. The Fund was in compliance with these covenants for the six months ended September 30, 2022.

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued. Effective October 1, 2022 there were capital contributions to the Fund in the amount of $1,607,000.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2022 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at (877) 779-1999 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov.

ITEM 1.(b). Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 9, 2022

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 9, 2022

* Print the name and title of each signing officer under his or her signature.